Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment
Gross property, plant and equipment	$ 1,861,952	$ 1,787,100
Accumulated depreciation	(343,345)	(257,657)
Net property, plant and equipment	1,518,607	1,529,443
Depreciation expense	100,576	90,474	$ 111,703
Capitalized interest expense	182	6,887	4,012
Gain (loss) on sales and write-downs of certain assets	5,635	15,475	56,525
Crude oil logistics
Property, Plant and Equipment
Gain (loss) on sales and write-downs of certain assets	(3,144)	8,124	54,952
Water solutions
Property, Plant and Equipment
Gain (loss) on sales and write-downs of certain assets	8,117	7,169	1,485
Liquids
Property, Plant and Equipment
Gain (loss) on sales and write-downs of certain assets	639	92	(2,992)
Refined products and renewables
Property, Plant and Equipment
Gain (loss) on sales and write-downs of certain assets	15	91	3,080
Corporate and Other
Property, Plant and Equipment
Gain (loss) on sales and write-downs of certain assets	8	(1)	$ 0
Natural gas liquids terminal and storage assets
Property, Plant and Equipment
Gross property, plant and equipment	$ 238,487	207,825
Natural gas liquids terminal and storage assets | Minimum
Property, Plant and Equipment
Useful life	2 years
Natural gas liquids terminal and storage assets | Maximum
Property, Plant and Equipment
Useful life	30 years
Pipeline and related facilities
Property, Plant and Equipment
Gross property, plant and equipment	$ 243,616	248,582
Pipeline and related facilities | Minimum
Property, Plant and Equipment
Useful life	30 years
Pipeline and related facilities | Maximum
Property, Plant and Equipment
Useful life	40 years
Refined products terminal assets and equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 6,736	6,736
Refined products terminal assets and equipment | Minimum
Property, Plant and Equipment
Useful life	15 years
Refined products terminal assets and equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Vehicles and railcars
Property, Plant and Equipment
Gross property, plant and equipment	$ 121,159	117,377
Vehicles and railcars | Minimum
Property, Plant and Equipment
Useful life	3 years
Vehicles and railcars | Maximum
Property, Plant and Equipment
Useful life	25 years
Water treatment facilities and equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 601,139	557,100
Water treatment facilities and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Water treatment facilities and equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Crude oil tanks and related equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 218,588	203,003
Crude oil tanks and related equipment | Minimum
Property, Plant and Equipment
Useful life	2 years
Crude oil tanks and related equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Barges and towboats
Property, Plant and Equipment
Gross property, plant and equipment	$ 92,712	91,037
Barges and towboats | Minimum
Property, Plant and Equipment
Useful life	5 years
Barges and towboats | Maximum
Property, Plant and Equipment
Useful life	30 years
Information technology equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 30,749	34,662
Information technology equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Information technology equipment | Maximum
Property, Plant and Equipment
Useful life	7 years
Buildings and leasehold improvements
Property, Plant and Equipment
Gross property, plant and equipment	$ 147,442	131,234
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Useful life	3 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Useful life	40 years
Land
Property, Plant and Equipment
Gross property, plant and equipment	$ 51,816	40,125
Tank bottoms and line fill
Property, Plant and Equipment
Gross property, plant and equipment	20,118	24,462
Other
Property, Plant and Equipment
Gross property, plant and equipment	$ 11,794	37,481
Other | Minimum
Property, Plant and Equipment
Useful life	3 years
Other | Maximum
Property, Plant and Equipment
Useful life	20 years
Construction in progress
Property, Plant and Equipment
Gross property, plant and equipment	$ 77,596	$ 87,476